SIGNIFICANT ACCOUNTING POLICIES (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term deposits and restricted deposits [Abstract]
Restricted deposit		$ 150	$ 0
Impairment of non-financial assets [Abstract]
Impairment of non-financial assets		$ 0	$ 0	$ 0
Government investment grants [Abstract]
Discount rate on grants		28.00%	25.00%
Royalties paid with respect to grants received		$ 0	$ 0	0
Grants approved		2,425	2,948	$ 4,264
Grant receivable		$ 0	$ 1,578
Machinery [Member]
Property and equipment [Abstract]
Annual depreciation rate		15.00%
Office Furniture and Equipment [Member] | Bottom of Range [Member]
Property and equipment [Abstract]
Annual depreciation rate		6.00%
Office Furniture and Equipment [Member] | Top of Range [Member]
Property and equipment [Abstract]
Annual depreciation rate		33.00%
Leasehold Improvements [Member]
Property and equipment [Abstract]
Annual depreciation rate	[1]

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.